GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]
Thousands of U.S. dollars
12/31/2019 Hyperinflation
Translation
Differences
Impairment 12/31/2020 Hyperinflation
Translation
differences
Impairment 12/31/2021
Peru 29,612 - (2,509) - 27,103 - (2,529) - 24,574
Chile 15,517 - 728 - 16,245 - (2,656) - 13,589
Colombia 5,722 - (259) - 5,463 - (753) - 4,710
Mexico 1,921 - (101) - 1,820 - (50) - 1,770
Brazil 65,482 - (14,692) - 50,790 - (3,492) - 47,298
Argentina 1,648 419 (474) - 1,593 656 (288) (1,961) -
Total 119,902 419 (17,307) - 103,014 656 (9,768) (1,961) 91,941